Pursuant to Rule 497(e)

Registration No. 333-111662

Registration No. 333-11283

AIG SERIES TRUST

SUNAMERICA FOCUSED SERIES, INC.

(each a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2009, to each Fund’s Prospectus, as supplemented and amended to date

Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the Funds’ investment adviser, changed its name to SunAmerica Asset Management Corp. Accordingly, in each Fund’s Prospectus, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica Asset Management Corp. continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG SERIES TRUST

SUNAMERICA FOCUSED SERIES, INC.

(each a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2009, to each Fund’s

Statement of Additional Information, as supplemented and amended to date

Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the Funds’ investment adviser, changed its name to SunAmerica Asset Management Corp. Accordingly, in each Fund’s Statement of Additional Information, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica Asset Management Corp. continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.